COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	600	6,000	300
Value of shares to be issued	$ 3,000	$ 42,000	$ 1,500
Stock Issued for Cash from Warrant Exercises at $5.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	600	3,600
Value of shares to be issued	$ 3,000	$ 18,000
Stock to be Issued for Cash at $10.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	0	2,400	0
Value of shares to be issued	$ 0	$ 24,000	$ 0